ASSETS HELD FOR SALE - Summary of Major Items of Assets and Liabilities Classified as Held for Sale (Details) - USD ($) $ in Millions	Jun. 30, 2020	Dec. 31, 2019
Statement [Line Items]
Assets held for sale	$ 170	$ 352
Liabilities directly associated with assets held for sale	94	137
Cash and cash equivalents
Statement [Line Items]
Assets held for sale	6	14
Restricted cash
Statement [Line Items]
Assets held for sale	17	22
Trade receivables and other current assets
Statement [Line Items]
Assets held for sale	8	13
Property, plant and equipment
Statement [Line Items]
Assets held for sale	139	303
Current liabilities
Statement [Line Items]
Liabilities directly associated with assets held for sale	12	18
Long-term debt
Statement [Line Items]
Liabilities directly associated with assets held for sale	58	73
Other long-term liabilities
Statement [Line Items]
Liabilities directly associated with assets held for sale	$ 24	$ 46